Federal Income Taxes (Reconciliation Of The Effective Tax Rate Differences) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate differences [Abstract]
Income (loss) before taxes	$ (2,112)	$ 4,034	$ 535
Federal statutory rate	21.00%	21.00%	21.00%
Federal income tax expense (benefit) at federal statutory rate	$ (444)	$ 847	$ 112
Effect of:
Tax-preferred investment income	(90)	(88)	(98)
Tax credits	(42)	(26)	(39)
Excess tax benefits from stock-based compensation	(1)		2
Goodwill impairment	133
Tax impact			(37)
Other items	7	4	4
Federal income tax expense (benefit)	$ (437)	$ 737	$ (56)
Effective tax rate	21.00%	18.00%	(10.00%)
Net operating loss carryforwards	$ 1,300
Tax Year 2020 [Member]
Effect of:
Net operating loss carryforwards		$ 37